Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2013
Basis of Presentation
Summary of changes in accumulated other comprehensive income (loss) by component, net of tax impact, at the dates and for the specified periods

The following table summarizes the changes in accumulated other comprehensive income (loss) by component, net of tax impact, at the dates and for the periods indicated (in thousands). All amounts are net of income taxes.

	Three months
	ended June 30,
	2013	2012
Beginning Balance	$2,104	$2,192

Other comprehensive loss before reclassifications(a)	(2,896)	(742)

Amounts reclassified from accumulated other comprehensive income (loss)(a)	(88)	25

Net current-period other comprehensive income loss	(2,984)	(717)
Ending Balance	$(880)	$1,475

	Six months
	ended June 30,
	2013	2012
Beginning Balance	$2,358	$1,329

Other comprehensive loss before reclassifications(a)	(3,140)	(4)

Amounts reclassified from accumulated other comprehensive income (loss)(a)	(98)	150

Net current-period other comprehensive income (loss)	(3,238)	146
Ending Balance	$(880)	$1,475

(a)         All other comprehensive income (loss) and reclassifications are related to available-for-sale securities.